Impairment of property, plant and equipment, goodwill, and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairments

	$ million
	2025	2024	2023
Impairment losses
Goodwill	161	510	635
Intangible assets other than goodwill	215	319	130
Property, plant and equipment, of which [A]	2,799	3,673	8,182
Exploration and production	881	783	4,820
Manufacturing, supply and distribution	686	1,278	2,785
Other	1,232	1,612	577
Total [B]	3,175	4,502	8,947
Impairment reversals
Intangible assets other than goodwill	—	—	135
Property, plant and equipment, of which [A]	42	333	627
Exploration and production	—	74	528
Manufacturing, supply and distribution	1	114	91
Other	41	145	8
Total [B]	42	333	762
[A]Includes right-of-use assets under leases. (See Note 22).
[B]See Note 7.

Summary of weighted average cost of capital assumptions

WACC assumptions

Risk-free rate Derived from benchmark US Treasury yields with maturities that align with the horizon typically applied in deriving equity market risk premiums.
Cost of debt [A]
Derived from observable risk premiums on corporate debt issued by comparable energy companies, using peer yield curves with maturities commensurate with other assumptions, and adjusted for a blended statutory tax rate.

Cost of equity [A]
Calculated per the capital asset pricing model. Equity risk premiums are derived from a range of published sources, adjusted to reflect a beta derived from a peer group of comparable energy companies.

[A]The peer group of comparable energy companies is tailored to reflect relevant integrated power companies (for power activities in the Renewables and Energy Solutions segment) and integrated oil and gas companies (for the rate applied to all other assets). The proportion of debt and equity in the WACC calculation reflects a target gearing ratio, tailored for power activities and oil and gas activities as appropriate.

Summary of commodity price assumptions applied in impairment testing
The near-term commodity price assumptions applied in impairment testing were as follows:

Commodity price assumptions [A]

2025	2026	2027	2028	2029
Brent crude oil ($/b)	60	70	70	74
Henry Hub natural gas ($/MMBtu)	3.90	3.80	3.60	3.80

2024	2025	2026	2027	2028
Brent crude oil ($/b)	70	70	70	74
Henry Hub natural gas ($/MMBtu)	3.30	4.00	4.00	4.24
[A]Money of the day.